Portfolio of Investments
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Florida 0.2%
County of Martin(a)
Revenue Bonds
Series 2000
07/15/2022	0.100%	700,000	700,000
JEA Electric System(a),(b)
Revenue Bonds
Series 2011 (US Bank NA)
10/01/2038	0.110%	700,000	700,000
Total			1,400,000
New York 1.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.120%	3,600,000	3,600,000
Series 2015 (Barclays Bank PLC)
06/01/2044	0.120%	800,000	800,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.120%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	2,050,000	2,050,000
06/15/2050	0.120%	1,845,000	1,845,000
Total			9,295,000
Total Floating Rate Notes (Cost $10,695,000)			10,695,000

Municipal Bonds 90.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.5%
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1
06/01/2023	4.000%	1,000,000	1,038,277
Project No. 7
Series 2021
12/01/2024	4.000%	2,570,000	2,743,356
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,525,659
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,191,151
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	0.968%	1,000,000	1,002,282
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	0.680%	5,000,000	5,002,265
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,134,201
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	600,000	650,138
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B
06/01/2026	4.000%	1,265,000	1,388,612
Total			20,675,941
Alaska 0.6%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	1,960,123
04/01/2024	5.000%	1,800,000	1,937,710
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020-1
12/01/2022	5.000%	700,000	725,387
Total			4,623,220
Arizona 0.9%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,301,766
05/01/2023	5.000%	1,000,000	1,050,710
Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,572,062
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,514,451
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	0.630%	1,375,000	1,381,450
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Palo Verde Project
Series 2021 (Mandatory Put 10/01/26)
06/01/2043	0.875%	1,000,000	975,617
Total			7,796,056
California 3.5%
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	1.160%	500,000	507,124
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	1,000,000	1,112,190
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	300,000	303,230
06/01/2023	4.000%	400,000	416,414
California Health Facilities Financing Authority(e)
Refunding Revenue Bonds
Lucile Salter Packard Children’s Hospital at Stanford
Series 2022
05/15/2026	5.000%	1,000,000	1,126,556
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2017
10/15/2022	5.000%	300,000	308,602
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021
10/15/2024	4.000%	380,000	405,589
10/15/2025	4.000%	400,000	435,032
10/15/2026	4.000%	415,000	459,126
California Public Finance Authority(f)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	3,008,879
California State Public Works Board(e)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2025	5.000%	3,000,000	3,361,334
Center Unified School District(g)
Unlimited General Obligation Refunding Bonds
Series 2016 (BAM)
08/01/2031	0.000%	2,000,000	1,536,130
City of Vernon Electric System(e)
Refunding Revenue Bonds
Series 2022A
08/01/2025	5.000%	500,000	550,690
08/01/2026	5.000%	600,000	674,739
Corona-Norco Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,811,662
County of Sacramento Airport System(d)
Refunding Revenue Bonds
Series 2018C
07/01/2029	5.000%	1,585,000	1,877,348
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2022	5.000%	875,000	881,344
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2022	5.000%	1,000,000	1,015,064
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2022	5.000%	375,000	386,527
Pittsburg Successor Agency Redevelopment Agency(g)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,000,000	1,937,478

2	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Oakland(d)
Refunding Revenue Bonds
Intermediate Lien
Junior Subordinated Series 2021
05/01/2026	5.000%	4,125,000	4,723,110
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2022	5.000%	385,000	398,405
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019
01/01/2026	5.000%	1,500,000	1,697,729
Total			28,934,302
Colorado 1.5%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,254,412
System
Subordinated Series 2018A
12/01/2026	5.000%	1,500,000	1,730,042
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,265,908
CommonSpirit Health Services
Series 2019B (Mandatory Put 08/01/25)
08/01/2049	5.000%	1,000,000	1,107,377
Evangelical Lutheran Good Samaritan Society Project (The)
Series 2017 Escrowed to Maturity
06/01/2022	5.000%	250,000	253,724
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,736,203
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 02/04/22)
0.7 x SOFR + 0.350% 09/01/2039	0.400%	1,000,000	999,065
University of Colorado
Refunding Revenue Bonds
University Enterprise
Series 2021 (Mandatory Put 10/15/25)
06/01/2051	2.000%	1,750,000	1,777,819
Total			12,124,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 1.2%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,748,837
City of New Haven
Unlimited General Obligation Bonds
Series 2019A (AGM)
08/01/2024	5.000%	1,000,000	1,094,615
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
05/15/2023	0.350%	350,000	347,457
11/15/2023	0.400%	300,000	296,182
Subordinated Series 2018A-2
05/15/2022	2.375%	1,460,000	1,465,929
South Central Connecticut Regional Water Authority(e)
Refunding Revenue Bonds
Thirty Sixth Series 2022B-1
08/01/2024	4.000%	2,325,000	2,457,757
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2022	5.000%	400,000	404,618
Total			9,815,395
District of Columbia 1.0%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,756,714
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,183,582
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,093,928
Total			8,034,224
Florida 2.7%
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2024	3.250%	1,155,000	1,155,467

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021
01/01/2027	1.450%	2,000,000	1,943,252
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,802,166
County of Broward Tourist Development Tax
Revenue Bonds
Convention Center Expansion Project
Series 2021
09/01/2028	5.000%	2,000,000	2,411,622
County of Lee Airport(d)
Refunding Revenue Bonds
Series 2021A
10/01/2025	5.000%	1,280,000	1,433,169
10/01/2028	5.000%	3,400,000	4,044,953
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,176,128
Florida Development Finance Corp.(f)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	1,020,000	996,990
Greater Orlando Aviation Authority(d)
Refunding Revenue Bonds
Subordinated Series 2016A
10/01/2027	5.000%	1,000,000	1,174,604
Miami-Dade County Housing Finance Authority
Revenue Bonds
Series 2020 (Mandatory Put 04/01/22)
04/01/2023	1.400%	1,000,000	1,000,577
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	2,001,429
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2024	4.000%	145,000	152,879
12/15/2025	4.000%	180,000	191,676
12/15/2026	4.000%	185,000	198,699
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	500,000	494,733
Total			22,178,344
Georgia 3.2%
Bartow County Development Authority(a)
Revenue Bonds
Georgia Power Co. Plant
Series 2019 (Mandatory Put 08/19/22)
08/01/2043	1.550%	500,000	502,621
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,016,674
Development Authority of Burke County (The)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	1,250,000	1,299,346
Georgia State Road & Tollway Authority(f),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	735,000	684,753
Main Street Natural Gas, Inc.(e),(f)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	3,000,000	3,254,300
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2018B (Mandatory Put 9/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	0.818%	1,500,000	1,503,881
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2024	5.000%	1,250,000	1,340,569
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,603,759
Series 2019C
09/01/2024	5.000%	1,500,000	1,629,778
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	3,000,000	3,277,010
Series 2021A (Mandatory Put 09/01/27)
07/01/2052	4.000%	5,200,000	5,824,969
Series 2021C
12/01/2027	4.000%	1,225,000	1,361,718

4	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Power
Series 2018HH
01/01/2023	5.000%	875,000	908,937
Total			26,208,315
Guam 0.1%
Territory of Guam(h)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2022	5.000%	500,000	517,112
Idaho 0.6%
Idaho Health Facilities Authority
Prerefunded 10/01/24 Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	3,700,000	4,338,898
Idaho Housing & Finance Association
Revenue Bonds
Sunset Landing Apartment Project
Series 2021
07/01/2024	0.700%	820,000	806,877
Total			5,145,775
Illinois 11.3%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2021B
12/01/2022	5.000%	400,000	414,043
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2023	5.000%	1,000,000	1,032,627
Chicago Midway International Airport(d)
Refunding Revenue Bonds
Junior 2nd Lien
Series 2014A
01/01/2027	5.000%	2,885,000	3,087,694
Series 2016A
01/01/2024	5.000%	2,000,000	2,134,620
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Series 2015A
01/01/2028	5.000%	2,515,000	2,757,174
City of Chicago
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2024	5.000%	340,000	362,857
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
01/01/2029	5.000%	2,000,000	2,340,588
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,361,079
City of Chicago Waterworks
Refunding Revenue Bonds
Series 2016
11/01/2022	5.000%	3,220,000	3,324,149
Cook & Will Counties Community College District No. 515
Unlimited General Obligation Refunding Bonds
Series 2021B (BAM)
12/01/2026	5.000%	820,000	954,869
12/01/2027	5.000%	1,175,000	1,399,818
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	215,628
Cook County School District No. 99 Cicero
Unlimited General Obligation Refunding Bonds
Series 2019
12/01/2023	5.000%	575,000	611,894
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	1,550,000	1,802,918
Series 2021B
11/15/2025	4.000%	1,000,000	1,086,849
11/15/2026	4.000%	1,000,000	1,102,485
County of Cook Sales Tax
Revenue Bonds
Series 2012
11/15/2024	5.000%	810,000	838,042
DuPage County Community Consolidated School District No. 93 Carol Stream
Revenue Bonds
Debt Certificates
Series 2021C
01/01/2026	4.000%	400,000	440,952
Hoffman Estates Park District
Refunding Unlimited General Obligation Refunding Bonds
Series 2020A (BAM)
12/01/2030	5.000%	3,940,000	4,715,943
Illinois Development Finance Authority(g)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	1,510,000	1,434,241

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,357,121
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2022	5.000%	290,000	299,334
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,981,463
Carle Foundation
Series 2016A
02/15/2028	5.000%	1,505,000	1,711,183
Lifespace Communities
Series 2015
05/15/2023	5.000%	250,000	261,492
05/15/2024	5.000%	450,000	486,208
OSF Healthcare System
Series 2015A
11/15/2022	5.000%	555,000	573,811
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	0.760%	1,250,000	1,252,797
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	2,040,000	2,078,397
Series 2021C (FHA)
07/01/2026	0.800%	1,000,000	966,096
Kane Cook & DuPage Counties School District No. U-46 Elgin(g)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,982,152
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,091,626
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2024	3.000%	2,250,000	2,314,889
06/15/2025	3.000%	2,000,000	2,074,199
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	400,000	442,955
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2025	5.000%	310,000	347,801
10/01/2026	5.000%	250,000	286,861
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2023	5.000%	1,165,000	1,227,485
06/01/2027	5.000%	5,180,000	5,893,912
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2028	5.000%	2,000,000	2,353,505
Series 2018C
01/01/2023	5.000%	1,000,000	1,039,442
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,158,918
05/01/2027	5.000%	1,500,000	1,619,501
Series 2017D
11/01/2022	5.000%	2,000,000	2,062,183
11/01/2028	5.000%	4,775,000	5,506,382
Series 2020B
10/01/2026	5.000%	1,000,000	1,139,784
Series 2020C
05/01/2022	5.125%	500,000	505,538
05/01/2023	5.375%	250,000	263,463
Series 2020D
10/01/2022	5.000%	500,000	513,921
10/01/2024	5.000%	2,000,000	2,189,359
Series 2021A
03/01/2024	5.000%	1,250,000	1,345,512
03/01/2025	5.000%	500,000	553,013
03/01/2028	5.000%	2,500,000	2,906,277
Series 2021B
03/01/2023	5.000%	2,500,000	2,608,212
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2023	5.000%	2,300,000	2,445,343
Series 2021C
03/01/2024	4.000%	1,000,000	1,055,709

6	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Illinois
Refunding Certificate of Participation
University of Illinois
Series 2014C
03/15/2022	5.000%	1,000,000	1,005,321
Village of Bolingbrook
Refunding Special Tax Bonds
Series 2018 (AGM)
03/01/2022	4.000%	630,000	631,808
03/01/2023	4.000%	510,000	526,945
Total			93,478,388
Indiana 3.7%
City of Boonville
Revenue Bonds
BAN Series 2019
01/01/2023	2.600%	190,000	190,556
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,000,000	1,144,298
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,731,444
Greencastle Community School Building Corp.
Revenue Bonds
Series 2021
07/15/2030	4.000%	1,540,000	1,769,610
Indiana Finance Authority(d)
Prerefunded 07/01/23 Revenue Bonds
Private Activity - Ohio River Bridges East End Crossing Project
Series 2013
01/01/2051	5.250%	11,500,000	12,185,982
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co. Project
Series 2021
08/01/2025	0.650%	1,500,000	1,433,683
Indianapolis Local Public Improvement Bond Bank(d)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	7,625,000	8,605,318
Series 2021
01/01/2026	5.000%	2,750,000	2,943,209
Total			31,004,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.1%
City of Waverly
Revenue Bonds
Waverly Health Center Project
BAN Series 2019
12/31/2022	2.500%	500,000	502,582
Iowa Finance Authority
Prerefunded 07/01/23 Revenue Bonds
Genesis Health System
Series 2013
07/01/2025	5.000%	2,500,000	2,645,838
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	414,063
12/01/2023	5.000%	1,880,000	2,009,112
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,068,106
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,045,000	1,187,018
Total			8,826,719
Kansas 0.3%
City of Eudora
Unlimited General Obligation Bonds
Temporary Notes
Series 2021A
09/01/2023	3.000%	2,485,000	2,567,331
Kentucky 2.2%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,237,833
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,097,732
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2023	5.000%	500,000	532,389
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2022	5.000%	1,000,000	1,013,849

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,525,000	1,518,944
03/01/2026	1.250%	1,245,000	1,232,095
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	1,500,000	1,580,135
Series 2018B
07/01/2023	4.000%	750,000	778,590
Series 2019A-1 (Mandatory Put 06/01/25)
12/01/2049	4.000%	5,000,000	5,381,232
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	1.188%	1,000,000	1,005,816
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,654,574
Total			18,033,189
Louisiana 0.9%
Lake Charles Harbor & Terminal District(a),(d)
Revenue Bonds
Big Lake Fuels LLC Project
Series 2021 (Mandatory Put 12/01/24)
12/01/2051	1.000%	5,000,000	4,935,990
Louisiana Housing Corp.
Refunding Revenue Bonds
Section 8 Assisted - 202 Elderly Projects
Series 2013
12/01/2031	2.500%	5,000	4,998
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,222,775
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,007,302
Total			7,171,065
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.1%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
MaineHealth
Series 2020A
07/01/2026	5.000%	400,000	461,079
07/01/2027	5.000%	600,000	708,661
Total			1,169,740
Maryland 1.3%
City of Rockville
Refunding Revenue Bonds
Ingelside at King Farm Project
Series 2017
11/01/2022	5.000%	500,000	510,265
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	643,615
Social Bonds
Series 2021C
03/01/2029	1.550%	3,240,000	3,113,818
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	824,540
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2025	5.250%	2,500,000	2,744,168
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,656,183
State of Maryland Department of Transportation(e)
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,384,712
Total			10,877,301
Massachusetts 2.9%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
04/01/2022	0.550%	485,000	485,028
10/01/2022	0.600%	535,000	534,362
04/01/2023	0.650%	590,000	587,952
10/01/2023	0.700%	470,000	465,204

8	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lynn
Limited General Obligation Notes
BAN Series 2021
09/01/2022	1.250%	5,000,000	5,014,387
Massachusetts Development Finance Agency(f)
Prerefunded 11/15/23 Revenue Bonds
North Hill Communities
Series 2013A
11/15/2033	6.250%	2,245,000	2,451,908
11/15/2043	6.500%	5,000,000	5,479,131
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston Medical Center
Series 2016E
07/01/2022	5.000%	315,000	320,826
Series 2019A
07/01/2024	5.000%	260,000	282,550
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Education Loan
Series 2021
07/01/2025	5.000%	750,000	831,573
07/01/2026	5.000%	1,120,000	1,271,475
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	527,929
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2021A-2 (HUD)
06/01/2024	0.400%	500,000	490,305
Massachusetts Port Authority(d)
Prerefunded 07/01/22 Revenue Bonds
Series 2012A
07/01/2042	5.000%	4,000,000	4,073,978
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,011,161
Total			23,827,769
Michigan 2.8%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Senior Lien
Subordinated Series 2018A
07/01/2023	5.000%	800,000	846,668
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,386,841
10/15/2027	1.100%	1,650,000	1,579,258
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Variable Bronson Health Care Group
Series 2019 (Mandatory Put 11/15/22)
11/15/2044	3.500%	1,000,000	1,021,678
Revenue Notes
State Aid
Series 2021A-2 (PNC Bank NA)
08/22/2022	3.000%	5,000,000	5,068,908
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,221,277
Michigan State Housing Development Authority
Revenue Bonds
Series 2021A
04/01/2025	0.550%	1,000,000	975,892
Michigan Strategic Fund(d)
Revenue Bonds
Consumers Energy Co. Project
Series 2021 (Mandatory Put 10/08/26)
04/01/2035	0.875%	1,335,000	1,306,126
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	2,184,677
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2022	5.000%	1,100,000	1,139,611
Series 2015F
12/01/2027	5.000%	2,810,000	3,174,811
Total			22,905,747
Minnesota 0.7%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2022	4.000%	500,000	504,223
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	100,522
08/01/2023	3.000%	200,000	202,906
08/01/2024	3.000%	100,000	102,203
08/01/2025	3.000%	200,000	205,357
08/01/2026	3.000%	250,000	257,112

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	965,104
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	794,320
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2021C (GNMA)
07/01/2023	0.450%	240,000	238,016
01/01/2024	0.600%	385,000	379,908
Revenue Bonds
Series 2020A
07/01/2022	1.300%	160,000	160,323
07/01/2023	1.350%	205,000	205,199
Series 2020A (GNMA)
07/01/2024	1.450%	130,000	129,643
Series 2020D (GNMA)
07/01/2026	1.650%	385,000	376,160
Series 2020H
01/01/2023	0.550%	195,000	194,480
07/01/2023	0.600%	220,000	218,613
01/01/2024	0.650%	185,000	182,900
07/01/2024	0.700%	195,000	191,879
01/01/2025	0.800%	350,000	342,707
07/01/2025	0.850%	370,000	360,739
Total			6,112,314
Mississippi 0.4%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	1,008,801
Mississippi Business Finance Corp.(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 03/01/27)
03/01/2027	2.200%	1,250,000	1,281,034
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	823,247
Total			3,113,082
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 0.1%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Lutheran Senior Service Projects
Series 2016
02/01/2022	5.000%	250,000	250,028
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2025	5.000%	425,000	465,142
03/01/2026	5.000%	300,000	335,183
Total			1,050,353
Nebraska 0.8%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	777,139
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	1,000,000	1,063,810
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Social Bonds
Series 2021C (FNMA)
03/01/2024	5.000%	1,520,000	1,640,024
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,950,727
Nebraska Public Power District
Refunding Revenue Bonds
Series 2021A
01/01/2023	5.000%	1,135,000	1,180,193
Total			6,611,893
Nevada 1.2%
City of Carson City
Refunding Revenue Bonds
Tahoe Regional Medical Center
Series 2017
09/01/2022	5.000%	500,000	512,575
City of North Las Vegas
Limited General Obligation Refunding Bonds
Building
Series 2018 (AGM)
06/01/2023	5.000%	1,000,000	1,055,418

10	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sparks(f)
Refunding Revenue Bonds
Sales Tax
Series 2019A
06/15/2024	2.500%	345,000	347,562
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2025	5.000%	2,590,000	2,886,300
Las Vegas McCarran International Airport
Series 2017
07/01/2022	5.000%	2,240,000	2,281,049
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,054,977
Total			10,137,881
New Hampshire 0.4%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	308,625
01/01/2026	4.000%	265,000	286,412
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	0.435%	2,000,000	1,990,267
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,021,981
Total			3,607,285
New Jersey 5.9%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2022	5.000%	500,000	501,731
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2022	5.000%	400,000	410,878
Garden State Preservation Trust(g)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,965,365
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jersey City Redevelopment Agency
Revenue Bonds
Bayfront Redevelopment Project
Series 2022
12/15/2024	4.000%	1,560,000	1,680,121
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	3,000,000	3,000,641
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,641,328
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,629,363
Series 2015XX
06/15/2026	4.250%	2,355,000	2,571,390
Series 2017B
11/01/2022	5.000%	2,285,000	2,354,538
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2022	5.000%	200,000	203,150
06/15/2023	5.000%	220,000	231,791
06/15/2024	5.000%	600,000	651,919
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hackensack Meridian Health
Series 2017
07/01/2022	5.000%	790,000	804,811
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,327,933
Hospital Asset Transformation Project
Series 2017
10/01/2026	5.000%	650,000	747,775
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	140,000	141,202
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2020A
12/01/2022	5.000%	1,000,000	1,034,733
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,131,822
12/01/2026	5.000%	1,000,000	1,125,450

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A
12/01/2027	4.000%	2,040,000	2,107,526
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,246,203
Series 2020B
12/01/2022	5.000%	1,150,000	1,189,943
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,330,000	3,244,297
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,050,074
Series 2021A
06/15/2026	5.000%	250,000	286,066
Transportation System
Series 2018A
12/15/2023	5.000%	250,000	267,468
New Jersey Transportation Trust Fund Authority(e)
Refunding Revenue Bonds
Series 2022AA
06/15/2027	5.000%	3,185,000	3,685,462
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	1,000,000	1,039,361
06/01/2025	5.000%	1,000,000	1,116,460
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	2,000,000	2,027,368
Total			49,416,169
New Mexico 0.5%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,500,000	1,501,182
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	1,995,002
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2024	2.375%	1,000,000	1,000,375
Total			4,496,559
New York 11.0%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	4,993,260
County of Madison
Limited General Obligation Notes
BAN Series 2021
11/23/2022	1.500%	2,680,000	2,694,380
County of Montgomery
Limited General Obligation Notes
BAN Series 2021
08/04/2022	1.000%	5,050,000	5,057,816
East Ramapo Central School District
Unlimited General Obligation Notes
Series 2021
05/05/2022	1.250%	600,000	600,489
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021
07/01/2025	3.000%	1,725,000	1,710,591
Series 2021B
07/01/2027	4.000%	1,000,000	1,029,418
Keene Central School District
Unlimited General Obligation Notes
BAN Series 2021
11/18/2022	1.500%	7,600,001	7,641,292
Long Island Power Authority(c)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	0.821%	1,000,000	1,000,076
Metropolitan Transportation Authority
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
11/01/2032	0.583%	500,000	499,487
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,000,000	2,023,562
BAN Series 2019D-1
09/01/2022	5.000%	1,500,000	1,534,705

12	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	1,000,000	1,094,845
Series 2020A-1
02/01/2023	5.000%	5,750,000	5,963,859
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020 (FHA) (Mandatory Put 05/01/25)
11/01/2060	0.700%	4,680,000	4,592,572
Sustainable Development
Series 2021 (FHA) (Mandatory Put 07/01/25)
05/01/2061	0.600%	4,000,000	3,868,088
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	905,787
New York State Dormitory Authority(f)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2022	5.000%	600,000	620,993
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,500,000	2,512,800
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	2,500,000	2,655,254
12/01/2025	5.000%	1,400,000	1,559,613
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2024	5.000%	2,025,000	2,219,221
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-226
10/15/2026	5.000%	2,670,000	3,089,984
10/15/2027	5.000%	1,625,000	1,918,911
10/15/2028	5.000%	1,750,000	2,102,818
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2017-206
04/01/2022	1.950%	1,300,000	1,302,685
Series 2019-221
04/01/2024	1.800%	2,000,000	2,009,841
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds
Series 2021-232
10/01/2023	5.000%	460,000	489,798
04/01/2024	5.000%	355,000	383,506
10/01/2024	5.000%	370,000	405,468
Series 2021-235
04/01/2026	1.050%	1,275,000	1,232,837
10/01/2026	1.150%	1,335,000	1,289,467
04/01/2027	1.300%	2,705,000	2,629,449
Revenue Bonds
Social Bonds
Series 2021-240
04/01/2024	0.750%	1,595,000	1,571,044
10/01/2024	0.850%	1,970,000	1,932,872
04/01/2025	0.950%	2,485,000	2,430,781
10/01/2025	1.050%	1,000,000	970,667
04/01/2026	1.200%	1,220,000	1,184,560
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	0.430%	2,000,000	2,000,295
Village of Fishkill
Limited General Obligation Notes
BAN Series 2021
10/21/2022	0.750%	6,000,000	5,997,211
Windsor Central School District
Unlimited General Obligation Notes
BAN Series 2021
11/01/2022	1.500%	3,950,000	3,969,304
Total			91,689,606
North Carolina 1.2%
North Carolina Eastern Municipal Power Agency(i)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	592,015
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,511,007
North Carolina Medical Care Commission
Prerefunded 09/01/23 Revenue Bonds
United Church Homes and Services
Series 2017
09/01/2041	5.000%	2,120,000	2,313,665
Refunding Revenue Bonds
United Methodist Retirement Homes (The)
Series 2017 Escrowed to Maturity
10/01/2022	5.000%	350,000	360,278

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,651,201
Series 2018
01/01/2025	5.000%	1,110,000	1,221,889
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	1,500,000	1,610,356
North Carolina Turnpike Authority(g)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	703,311
Total			9,963,722
North Dakota 0.5%
North Dakota Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021C
01/01/2024	0.700%	1,800,000	1,777,564
07/01/2024	0.800%	1,685,000	1,657,677
01/01/2025	0.950%	975,000	956,099
Total			4,391,340
Ohio 1.5%
City of Akron(e)
Refunding Revenue Bonds
Series 2022
12/01/2026	4.000%	1,115,000	1,243,219
12/01/2027	4.000%	1,180,000	1,336,594
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,285,492
Hillsdale Local School District
Certificate of Participation
Ohio School Facilities Project
Series 2020 (BAM)
12/01/2022	4.000%	600,000	616,290
12/01/2023	4.000%	670,000	705,171
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,101,847
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	1,000,000	1,001,786
Total			12,290,399
Oklahoma 0.5%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,600,000	4,608,426
Oregon 0.7%
County of Gilliam(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,001,309
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2025	5.000%	465,000	523,771
08/15/2026	5.000%	300,000	346,617
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/22)
03/01/2049	5.000%	2,500,000	2,508,944
Yamhill County Hospital Authority
Revenue Bonds
Friendsview - TEMPS 50
Series 2021B-3
11/15/2026	1.750%	1,500,000	1,487,018
Total			5,867,659
Pennsylvania 5.9%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Tower Health Project
Series 2017
11/01/2022	5.000%	250,000	255,598
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2026	5.000%	3,750,000	4,274,278
07/01/2027	5.000%	4,000,000	4,656,508
Series 2017B
07/01/2022	5.000%	500,000	509,078
07/01/2026	5.000%	3,360,000	3,829,753

14	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
07/01/2025	5.000%	2,450,000	2,725,958
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2022	5.000%	1,000,000	1,014,963
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2022	4.000%	250,000	255,617
12/01/2023	5.000%	320,000	341,163
Northampton County General Purpose Authority(c)
Revenue Bonds
St. Luke’s Univeristy Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040% 08/15/2048	1.111%	1,000,000	1,004,770
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco
Series 2015
12/31/2029	5.000%	5,000,000	5,729,694
PA Bridges Finco LP
Series 2015
06/30/2022	5.000%	5,000,000	5,088,498
Pennsylvania Bridges Finco LP - P3 Project
Series 2015
12/31/2024	5.000%	1,800,000	1,995,060
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
04/01/2022	5.000%	1,235,000	1,244,119
04/01/2023	5.000%	1,000,000	1,046,401
04/01/2025	5.000%	435,000	481,287
10/01/2025	5.000%	300,000	336,240
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2021-136
04/01/2026	5.000%	250,000	282,494
04/01/2027	5.000%	750,000	866,630
10/01/2027	5.000%	175,000	204,219
04/01/2028	5.000%	1,170,000	1,378,107
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,539,014
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,389,928
10/01/2026	1.500%	1,500,000	1,488,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	0.660%	5,000,000	5,027,411
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2021B
12/01/2027	5.000%	700,000	827,508
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	574,283
09/01/2023	5.000%	450,000	478,122
Total			48,845,438
Puerto Rico 0.6%
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,583,859
12/01/2023	5.000%	2,500,000	2,665,571
Total			5,249,430
Rhode Island 0.9%
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,264,591
10/01/2026	2.650%	1,575,000	1,613,339
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,345,153
12/01/2023	5.000%	750,000	800,801
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	693,293
12/01/2024	5.000%	875,000	959,689
12/01/2035	2.875%	850,000	846,676
Total			7,523,542
South Carolina 0.9%
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,550,000	2,684,156

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	0.928%	1,000,000	1,005,408
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,025,000	1,028,435
07/01/2024	1.550%	535,000	536,943
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Services District, Inc.
Series 2022
04/15/2028	5.000%	2,000,000	2,374,088
Total			7,629,030
Tennessee 1.1%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,420,501
Tennergy Corp.
Revenue Bonds
Series 2019A (Mandatory Put 10/01/24)
02/01/2050	5.000%	585,000	640,931
Series 2021A (Mandatory Put 09/01/28)
12/01/2051	4.000%	4,000,000	4,456,131
Tennessee Energy Acquisition Corp.
Revenue Bonds
Project
Series 2017A (Mandatory Put 05/01/23)
05/01/2048	4.000%	1,000,000	1,030,651
Series 2006C
02/01/2023	5.000%	790,000	821,231
Total			9,369,445
Texas 4.1%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	594,994
12/15/2026	5.000%	625,000	698,211
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated BAN Series 2020F
01/01/2025	5.000%	1,500,000	1,624,215
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,254,755
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Dallas Housing Finance Corp.
Revenue Bonds
Palladium RedBird
Series 2019 (Mandatory Put 04/01/22)
04/01/2023	1.500%	900,000	901,434
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,208,703
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,082,998
DeSoto Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2020
08/15/2026	0.000%	2,510,000	2,335,519
Fort Bend Independent School District
Unlimited General Obligation Bonds
Series 2019A (Mandatory Put 08/01/22)
08/01/2049	1.950%	830,000	835,643
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	3,140,000	3,644,329
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	0.630%	2,000,000	2,007,278
Irving Hospital Authority
Revenue Bonds
Baylor Scott & White Medical Center
Series 2017
10/15/2022	5.000%	215,000	221,505
La Joya Independent School District
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2028	5.000%	2,270,000	2,703,741
Love Field Airport Modernization Corp.(d)
Refunding Revenue Bonds
Series 2021
11/01/2027	5.000%	3,700,000	4,335,604
North Texas Tollway Authority(g)
Refunding Revenue Bonds
Capital Appreciation
Series 2008 (AGM)
01/01/2028	0.000%	2,185,000	1,968,474

16	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Beaumont Navigation District(d),(f)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	681,224
State of Texas
Unlimited General Obligation Bonds
College Student Loans
Series 2020A
08/01/2026	4.500%	1,000,000	1,135,829
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Buckner Retirement Services
Series 2017
11/15/2022	5.000%	1,000,000	1,031,802
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2022	5.000%	1,750,000	1,806,650
12/15/2028	5.000%	500,000	587,443
Series 2021
12/15/2025	5.000%	1,000,000	1,111,012
Texas State University System
Refunding Revenue Bonds
Series 2017A
03/15/2022	5.000%	350,000	351,878
Total			34,123,241
Utah 0.5%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	3,791,205
Virginia 1.3%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,736,168
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	782,736
Gloucester County Economic Development Authority(d)
Revenue Bonds
Waste Management Services
Series 2019 (Mandatory Put 05/02/22)
09/01/2038	2.400%	300,000	301,065
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Halifax County Industrial Development Authority
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 04/01/22)
12/01/2041	0.450%	4,000,000	4,000,097
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Project
Series 2018
10/01/2023	5.000%	575,000	610,475
Henrico County Economic Development Authority(i)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	0.057%	950,000	947,625
Virginia Port Authority Commonwealth Port Fund(d)
Refunding Revenue Bonds
Series 2020B
07/01/2029	5.000%	850,000	1,034,776
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	230,296
12/01/2025	3.000%	230,000	243,499
12/01/2026	3.000%	235,000	250,797
National Senior Campuses
Series 2020
01/01/2023	5.000%	425,000	441,404
01/01/2024	5.000%	500,000	536,510
Total			11,115,448
Washington 2.3%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,045,300
07/01/2024	5.000%	2,155,000	2,341,367
07/01/2025	5.000%	1,170,000	1,305,505
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
08/01/2025	5.000%	2,035,000	2,286,785
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2022	5.000%	2,000,000	2,014,936
04/01/2023	5.000%	2,000,000	2,096,149
Series 2018B
05/01/2023	5.000%	2,000,000	2,102,304

Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,075,722
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,042,348
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,520,000	1,518,009
Total			18,828,425
West Virginia 1.5%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co. Amos Project
Series 2019 (Mandatory Put 04/01/24)
03/01/2040	2.550%	1,000,000	1,029,199
West Virginia Hospital Finance Authority
Prerefunded 06/01/23 Revenue Bonds
United Health System Obligation Group
Series 2013
06/01/2044	5.500%	10,500,000	11,149,772
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2023	5.000%	555,000	575,487
Total			12,754,458
Wisconsin 1.8%
Public Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2022	5.000%	500,000	515,941
Public Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	5,660,592
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,821,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aspirus, Inc. Obligation Group
Series 2017
08/15/2022	5.000%	200,000	204,774
08/15/2023	5.000%	205,000	217,792
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA)
09/01/2022	2.150%	870,000	875,714
Revenue Bonds
Series 2018A
03/01/2022	2.500%	1,265,000	1,266,669
09/01/2022	2.600%	710,000	715,846
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021
03/01/2024	0.450%	500,000	491,730
Series 2021C (GNMA)
03/01/2025	0.700%	425,000	416,287
03/01/2028	1.400%	700,000	675,752
Total			14,863,073
Wyoming 0.1%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	1,001,919
Total Municipal Bonds (Cost $761,057,219)			754,365,925

Municipal Short Term 7.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.1%
California Infrastructure & Economic Development Bank(d),(f)
Revenue Bonds
Series 2021
01/01/2050	0.200%	440,000	440,000
Massachusetts 4.5%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2021
07/29/2022	0.760%	6,300,000	6,315,067
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2021
07/15/2022	0.740%	5,000,000	5,017,141

18	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Southeastern Massachusetts Regional 911 District
Limited General Obligation Notes
Series 2021
10/13/2022	0.770%	5,740,093	5,759,097
Southeastern Regional Transit Authority
Revenue Notes
Series 2021
08/19/2022	0.740%	6,000,000	6,008,396
Town of Orange
Limited General Obligation Notes
Series 2021
08/25/2022	0.770%	8,895,000	8,906,314
Worcester Regional Transit Authority
Revenue Notes
RAN Series 2021
06/24/2022	0.790%	5,000,000	5,008,999
Total			37,015,014
New York 3.1%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2021
06/17/2022	0.710%	7,000,000	7,020,948
County of Chemung
Limited General Obligation Notes
Series 2021
12/29/2022	0.830%	4,275,000	4,300,762
Henrietta Fire District(e)
Limited General Obligation Notes
Series 2022
08/10/2022	0.890%	3,628,688	3,649,747
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Orange & Ulster Counties Board of Cooperative Educational Services Sole Supervisory District
Revenue Notes
Series 2021
07/22/2022	0.810%	5,000,000	5,004,386
Poughkeepsie School District
Unlimited General Obligation Notes
Series 2021
06/28/2022	0.740%	6,000,000	6,006,226
Total			25,982,069
Total Municipal Short Term (Cost $63,592,260)			63,437,083

Money Market Funds 3.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	88,016	88,008
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(j)	27,517,605	27,517,605
Total Money Market Funds (Cost $27,605,613)		27,605,613
Total Investments in Securities (Cost $862,950,092)		856,103,621
Other Assets & Liabilities, Net		(25,543,463)
Net Assets		$830,560,158

At January 31, 2022, securities and/or cash totaling $267,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(90)	03/2022	USD	(19,499,063)	156,481	—
U.S. Treasury 5-Year Note	(240)	03/2022	USD	(28,608,750)	399,251	—
Total					555,732	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $17,965,740, which represents 2.16% of total net assets.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $5,766,542, which represents 0.69% of total net assets.
(i)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Short Term Municipal Bond Fund | Third Quarter Report 2022

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3QT223_04_M01_(03/22)